DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2023
Derivative Liabilities
DERIVATIVE LIABILITIES

NOTE 6. DERIVATIVE LIABILITIES

Derivative liabilities consist of common stock warrants with an exercise price in a different currency than the Company’s functional currency. In addition, the Company identified embedded derivatives related to a convertible promissory note issued in 2021 (see Note 9). These embedded derivatives include certain conversion features. The derivative liabilities are accounted for as separate liabilities measured at their respective fair values as follows:

	Derivative liabilities associated with:
	Warrants	Convertible Note	Total
Balance, December 31, 2021	$40,434	$170,495	$210,929
Change in fair value of derivative liabilities	(24,757)	(170,495)	(195,252)
Foreign exchange effect on derivative liability	(987)	–	(987)
Balance, December 31, 2022	14,690	–	14,690
Change in fair value of derivative liabilities	658	–	658
Foreign exchange effect on derivative liability	178	–	178
Balance, December 31, 2023	$15,526	$–	$15,526

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	2023	2022	2021
Volatility	451.9%	322.4%	545.20%
Expected life	0.13 to 9.42 years	0.41 to 9.99 years	0.45 to 2.12 years
Risk-free interest rate	3.09% - 3.88%	3.27% - 4.06%	0.95% - 1.42%
Dividend yield	0.00%	0.00%	0.00%